Pay vs Performance Disclosure	4 Months Ended	9 Months Ended	12 Months Ended
	Apr. 15, 2025	Dec. 31, 2025	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Year	Summary compensation table total for current PEO1 ($)	Compensation actually paid to current PEO1, 7 ($)	Summary compensation table total for former PEO2, 7 ($)	Compensation actually paid to former PEO2, 7 ($)	Average summary compensation table total for non-PEO named executive officers3 ($)	Average compensation actually paid to non-PEO named executive officers3, 7 ($)	Value of initial fixed $100 investment based on:		Net income ($ in millions)5	Adjusted ROTCE6
							Total shareholder return ($)	Peer Group total shareholder return4 ($)
2025	16,674,515	21,430,988	19,054,648	21,253,618	6,573,350	7,413,302	142	196	7,570	17.98%
2024	—	—	19,339,327	22,927,793	7,711,887	8,245,789	122	148	6,299	17.97%
2023	—	—	22,916,957	19,239,627	5,566,902	5,873,734	105	108	5,429	22.38%
2022	—	—	16,157,514	14,217,402	5,859,631	5,004,351	101	109	5,825	21.17%
2021	—	—	19,166,276	21,662,399	5,810,359	7,353,727	124	138	7,963	17.15%

1.
Gunjan Kedia began serving as our CEO on April 15, 2025.

2.
Andrew Cecere served as our CEO between January 1, 2025 to April 15, 2025 and for the entirety of 2024, 2023, 2022, and 2021.

3.
The other NEOs included in this calculation for each year are:

2025 — John C. Stern, Jodi L. Richard, Stephen L. Philipson, Elcio R.T. Barcelos and Terrance R. Dolan.
2024 — John C. Stern, Gunjan Kedia, Terrance R. Dolan, Shailesh M. Kotwal and Timothy A. Welsh
2023 — Terrance R. Dolan, John C. Stern, Gunjan Kedia, Shailesh M. Kotwal, Timothy A. Welsh and Jeffry H. von Gillern
2022 — Terrance R. Dolan, Jeffry H. von Gillern, Gunjan Kedia and Timothy A. Welsh
2021 — Terrance R. Dolan, Jeffry H. von Gillern, Gunjan Kedia and Shailesh M. Kotwal
4.
For purposes of calculating the peer group TSR, the KBW Bank Index (Peer Group TSR) was used pursuant to Item 201(e) of Regulation S-K and is reflected in our 2025 Annual Report to Shareholders. In accordance with applicable SEC rules, the Peer Group TSR was calculated on a market capitalization weighted basis according to the respective issuers’ stock market capitalization at the beginning of each period for which a return is indicated. TSR for both the company and the peer group is based on an initial $100 investment, measured on a cumulative basis from the market close on December 31, 2020, through and including the end of the fiscal year for which TSR is being presented in the table. TSR calculations reflect reinvestment of dividends.

5.
Net income attributable to U.S. Bancorp as reported in the company’s consolidated financial statements included in our Annual Report on Form 10-K for the years ended December 31, 2021, 2022, 2023, 2024, and 2025.

6.
Adjusted ROTCE is a non-GAAP financial measure. As discussed on page 49 in the “Compensation discussion and analysis” section, adjusted ROTCE is calculated by adjusting the company’s reported ROTCE results to exclude notable items that are extraordinary, unusual or related to acquisitions, such as discontinued operations, changes in applicable accounting rules or principles, acquisitions, mergers or restructuring costs, and adjustments related to the impact of the CECL accounting standard. The adjustments eliminate the volatility of the accounting standard related to changes in the allowance for credit losses, while including net charge-offs related to actual credit losses experienced.
7.
The dollar amounts reported in these columns represent the amounts of compensation actually paid to our PEO and average compensation actually paid to our other NEOs, as applicable. Compensation actually paid does not necessarily represent cash and/or equity value transferred to our PEO or any other NEO without restriction, but rather is a value calculated in accordance with applicable SEC rules. The additional table below sets forth each of the amounts required by applicable SEC rules to be deducted from and added to the amount of total compensation as reflected in the “Summary compensation table”, to calculate compensation actually paid. Equity award values are calculated in accordance with FASB ASC Topic 718 and PRSUs are earned based on specified performance-criteria. For purposes of calculating the fair value amounts for PRSUs in the table below, (i) total fair value as of year-end is based on the probable outcome of the PRSUs using data through year-end, and (ii) total fair value as of the vesting date is based on the number of shares actually earned based on performance. There were no other assumptions made in the valuation of equity awards, including RSUs and stock options, which differ materially from those disclosed as of the grant date of such equity awards.

	2025
	Current PEO	Former PEO	Other NEOs average
Summary compensation table total	$16,674,515	$19,054,648	$6,573,350
DEDUCT: Fair value of equity awards granted during covered fiscal year	$11,499,996	$10,999,969	$4,280,002
ADD: Year-end fair value of outstanding and unvested equity awards granted during the covered fiscal year	$14,967,971	$13,850,120	$4,035,524
ADD: Change in fair value of outstanding and unvested equity awards granted in prior fiscal years	$1,712,198	$3,590,278	$566,266
ADD: Fair value as of vesting date of equity awards granted and vested in covered fiscal year	$0	$0	$949,667
ADD: Change in fair value as of vesting date of equity awards granted in prior years that vested in the covered fiscal year	$(48,003)	$(117,594)	$(270,305)
DEDUCT: Year-end fair value for any equity awards granted in any prior fiscal year that failed to meet applicable vesting conditions during the covered fiscal year	$0	$0	$0
DEDUCT: Change in actuarial present value of the accumulated benefit under all defined benefit and actuarial pension plans reported in Summary compensation table	$453,208	$5,086,461	$278,058
ADD: Pension service cost attributable to (i) services rendered during the covered fiscal year and (ii) any change in pension value attributable to plan amendments made in the covered fiscal year	$77,511	$962,596	$116,860
Compensation actually paid	$21,430,988	$21,253,618	$7,413,302

Company Selected Measure Name			AdjustedROTCE
Named Executive Officers, Footnote
1.
Gunjan Kedia began serving as our CEO on April 15, 2025.
2.
Andrew Cecere served as our CEO between January 1, 2025 to April 15, 2025 and for the entirety of 2024, 2023, 2022, and 2021.

3.
The other NEOs included in this calculation for each year are:

2025 — John C. Stern, Jodi L. Richard, Stephen L. Philipson, Elcio R.T. Barcelos and Terrance R. Dolan.
2024 — John C. Stern, Gunjan Kedia, Terrance R. Dolan, Shailesh M. Kotwal and Timothy A. Welsh
2023 — Terrance R. Dolan, John C. Stern, Gunjan Kedia, Shailesh M. Kotwal, Timothy A. Welsh and Jeffry H. von Gillern
2022 — Terrance R. Dolan, Jeffry H. von Gillern, Gunjan Kedia and Timothy A. Welsh
2021 — Terrance R. Dolan, Jeffry H. von Gillern, Gunjan Kedia and Shailesh M. Kotwal

Peer Group Issuers, Footnote
4.
For purposes of calculating the peer group TSR, the KBW Bank Index (Peer Group TSR) was used pursuant to Item 201(e) of Regulation S-K and is reflected in our 2025 Annual Report to Shareholders. In accordance with applicable SEC rules, the Peer Group TSR was calculated on a market capitalization weighted basis according to the respective issuers’ stock market capitalization at the beginning of each period for which a return is indicated. TSR for both the company and the peer group is based on an initial $100 investment, measured on a cumulative basis from the market close on December 31, 2020, through and including the end of the fiscal year for which TSR is being presented in the table. TSR calculations reflect reinvestment of dividends.

Adjustment To PEO Compensation, Footnote
7.
The dollar amounts reported in these columns represent the amounts of compensation actually paid to our PEO and average compensation actually paid to our other NEOs, as applicable. Compensation actually paid does not necessarily represent cash and/or equity value transferred to our PEO or any other NEO without restriction, but rather is a value calculated in accordance with applicable SEC rules. The additional table below sets forth each of the amounts required by applicable SEC rules to be deducted from and added to the amount of total compensation as reflected in the “Summary compensation table”, to calculate compensation actually paid. Equity award values are calculated in accordance with FASB ASC Topic 718 and PRSUs are earned based on specified performance-criteria. For purposes of calculating the fair value amounts for PRSUs in the table below, (i) total fair value as of year-end is based on the probable outcome of the PRSUs using data through year-end, and (ii) total fair value as of the vesting date is based on the number of shares actually earned based on performance. There were no other assumptions made in the valuation of equity awards, including RSUs and stock options, which differ materially from those disclosed as of the grant date of such equity awards.
	2025
	Current PEO	Former PEO	Other NEOs average
Summary compensation table total	$16,674,515	$19,054,648	$6,573,350
DEDUCT: Fair value of equity awards granted during covered fiscal year	$11,499,996	$10,999,969	$4,280,002
ADD: Year-end fair value of outstanding and unvested equity awards granted during the covered fiscal year	$14,967,971	$13,850,120	$4,035,524
ADD: Change in fair value of outstanding and unvested equity awards granted in prior fiscal years	$1,712,198	$3,590,278	$566,266
ADD: Fair value as of vesting date of equity awards granted and vested in covered fiscal year	$0	$0	$949,667
ADD: Change in fair value as of vesting date of equity awards granted in prior years that vested in the covered fiscal year	$(48,003)	$(117,594)	$(270,305)
DEDUCT: Year-end fair value for any equity awards granted in any prior fiscal year that failed to meet applicable vesting conditions during the covered fiscal year	$0	$0	$0
DEDUCT: Change in actuarial present value of the accumulated benefit under all defined benefit and actuarial pension plans reported in Summary compensation table	$453,208	$5,086,461	$278,058
ADD: Pension service cost attributable to (i) services rendered during the covered fiscal year and (ii) any change in pension value attributable to plan amendments made in the covered fiscal year	$77,511	$962,596	$116,860
Compensation actually paid	$21,430,988	$21,253,618	$7,413,302

Non-PEO NEO Average Total Compensation Amount			$ 6,573,350	$ 7,711,887	$ 5,566,902	$ 5,859,631	$ 5,810,359
Non-PEO NEO Average Compensation Actually Paid Amount			$ 7,413,302	8,245,789	5,873,734	5,004,351	7,353,727
Adjustment to Non-PEO NEO Compensation Footnote
7.
The dollar amounts reported in these columns represent the amounts of compensation actually paid to our PEO and average compensation actually paid to our other NEOs, as applicable. Compensation actually paid does not necessarily represent cash and/or equity value transferred to our PEO or any other NEO without restriction, but rather is a value calculated in accordance with applicable SEC rules. The additional table below sets forth each of the amounts required by applicable SEC rules to be deducted from and added to the amount of total compensation as reflected in the “Summary compensation table”, to calculate compensation actually paid. Equity award values are calculated in accordance with FASB ASC Topic 718 and PRSUs are earned based on specified performance-criteria. For purposes of calculating the fair value amounts for PRSUs in the table below, (i) total fair value as of year-end is based on the probable outcome of the PRSUs using data through year-end, and (ii) total fair value as of the vesting date is based on the number of shares actually earned based on performance. There were no other assumptions made in the valuation of equity awards, including RSUs and stock options, which differ materially from those disclosed as of the grant date of such equity awards.
	2025
	Current PEO	Former PEO	Other NEOs average
Summary compensation table total	$16,674,515	$19,054,648	$6,573,350
DEDUCT: Fair value of equity awards granted during covered fiscal year	$11,499,996	$10,999,969	$4,280,002
ADD: Year-end fair value of outstanding and unvested equity awards granted during the covered fiscal year	$14,967,971	$13,850,120	$4,035,524
ADD: Change in fair value of outstanding and unvested equity awards granted in prior fiscal years	$1,712,198	$3,590,278	$566,266
ADD: Fair value as of vesting date of equity awards granted and vested in covered fiscal year	$0	$0	$949,667
ADD: Change in fair value as of vesting date of equity awards granted in prior years that vested in the covered fiscal year	$(48,003)	$(117,594)	$(270,305)
DEDUCT: Year-end fair value for any equity awards granted in any prior fiscal year that failed to meet applicable vesting conditions during the covered fiscal year	$0	$0	$0
DEDUCT: Change in actuarial present value of the accumulated benefit under all defined benefit and actuarial pension plans reported in Summary compensation table	$453,208	$5,086,461	$278,058
ADD: Pension service cost attributable to (i) services rendered during the covered fiscal year and (ii) any change in pension value attributable to plan amendments made in the covered fiscal year	$77,511	$962,596	$116,860
Compensation actually paid	$21,430,988	$21,253,618	$7,413,302

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Financial performance measures
As discussed in the “Compensation discussion and analysis”, our executive compensation program and compensation decisions reflect the guiding principles of aligning long-term performance with shareholder interests. The metrics used within our incentive plans are selected to support these objectives. The most important financial performance measures used by the company to link compensation actually paid to the company’s NEOs for the most recently completed fiscal year to the company’s performance are as follows:
Total Shareholder Return (TSR)

Adjusted ROTCE*
Adjusted ROE*

Adjusted EPS*

Corporate Pretax Income

Business Line Pretax Income

Non-GAAP financial measures; see footnote 6 above for information on the calculation of Adjusted ROTCE. As discussed in more detail on pages 45-46 in the “Compensation discussion and analysis”, Adjusted EPS is calculated from company reported EPS results, and adjusted to account for notable items that are unusual or related to acquisitions, including merger-related charges, and variation in our loan loss reserve in connection with our adoption of the CECL accounting standard in January 2020. Our adoption of CECL creates the potential for significant accounting volatility and uncertainty with respect to the loan loss reserve that is often dependent upon a number of judgmental factors and economic assumptions. In an effort to measure performance based on actual credit losses, the company excludes changes in the allowance driven by these factors and includes net charge-offs in the determination. Like Adjusted EPS, Adjusted ROTCE and Adjusted ROE are each calculated by adjusting the company’s reported results to exclude notable items that are unusual or related to acquisitions, such as merger-related charges and adjustments related to the impact of the CECL accounting standard. The adjustments eliminate the volatility of the accounting standard related to changes in the allowance for credit losses, while including net charge-offs related to actual credit losses experienced.

Total Shareholder Return Amount			$ 142	122	105	101	124
Peer Group Total Shareholder Return Amount			196	148	108	109	138
Net Income (Loss)			$ 7,570,000,000	$ 6,299,000,000	$ 5,429,000,000	$ 5,825,000,000	$ 7,963,000,000
Company Selected Measure Amount			17.98	17.97	22.38	21.17	17.15
PEO Name	Andrew Cecere	Gunjan Kedia
Measure:: 1
Pay vs Performance Disclosure
Name			Total Shareholder Return (TSR)
Measure:: 2
Pay vs Performance Disclosure
Name			Adjusted ROTCE
Non-GAAP Measure Description
6.
Adjusted ROTCE is a non-GAAP financial measure. As discussed on page 49 in the “Compensation discussion and analysis” section, adjusted ROTCE is calculated by adjusting the company’s reported ROTCE results to exclude notable items that are extraordinary, unusual or related to acquisitions, such as discontinued operations, changes in applicable accounting rules or principles, acquisitions, mergers or restructuring costs, and adjustments related to the impact of the CECL accounting standard. The adjustments eliminate the volatility of the accounting standard related to changes in the allowance for credit losses, while including net charge-offs related to actual credit losses experienced.

Measure:: 3
Pay vs Performance Disclosure
Name			Adjusted ROE
Measure:: 4
Pay vs Performance Disclosure
Name			Adjusted EPS
Measure:: 5
Pay vs Performance Disclosure
Name			Corporate Pretax Income
Measure:: 6
Pay vs Performance Disclosure
Name			Business Line Pretax Income
Gunjan Kedia [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 16,674,515
PEO Actually Paid Compensation Amount			21,430,988
Andrew Cecere [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			19,054,648	19,339,327	22,916,957	16,157,514	19,166,276
PEO Actually Paid Compensation Amount			21,253,618	$ 22,927,793	$ 19,239,627	$ 14,217,402	$ 21,662,399
PEO | Gunjan Kedia [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(453,208)
PEO | Gunjan Kedia [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			77,511
PEO | Gunjan Kedia [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(11,499,996)
PEO | Gunjan Kedia [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			14,967,971
PEO | Gunjan Kedia [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,712,198
PEO | Gunjan Kedia [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Gunjan Kedia [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(48,003)
PEO | Gunjan Kedia [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Andrew Cecere [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(5,086,461)
PEO | Andrew Cecere [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			962,596
PEO | Andrew Cecere [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(10,999,969)
PEO | Andrew Cecere [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			13,850,120
PEO | Andrew Cecere [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			3,590,278
PEO | Andrew Cecere [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Andrew Cecere [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(117,594)
PEO | Andrew Cecere [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(278,058)
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			116,860
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(4,280,002)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			4,035,524
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			566,266
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			949,667
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(270,305)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 0